Corporate Transactions - Acquisition of Additional Interest in Greenstone (Details) $ in Millions			12 Months Ended
	Apr. 16, 2021 USD ($) oz	Apr. 07, 2021	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Greenstone
Disclosure of detailed information about business combination [line items]
Additional ownership interest acquired	10.00%
Total consideration	$ 59.9
Cash transferred	51.0
Contingent consideration, cash payment	$ 5.0
Contingent consideration, period after positive mine construction decision	24 months
Contingent consideration, mass of refined gold delivered (in ounces) | oz	2,200
Contingent consideration, mass of refined gold delivered, milestone one (in ounces) | oz	250,000
Contingent consideration, mass of refined gold delivered, milestone two (in ounces) | oz	500,000
Contingent consideration, mass of refined gold delivered, milestone three (in ounces) | oz	700,000
Contingent consideration recognised as of acquisition date	$ 8.9
Contingent liabilities recognized in business combination, effect interest rate	18.50%
Contingent liabilities recognized in business combination, fair value of cash component			$ 4.3	$ 3.6
Contingent liabilities recognized in business combination, fair value of derivative component			$ 8.3	$ 6.6
Greenstone
Disclosure of detailed information about business combination [line items]
Additional ownership interest acquired	10.00%
Ownership interest in subsidiary	60.00%	50.00%	60.00%